Contract Liabilities (Details Narrative)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 JPY (¥)	Jun. 30, 2025 JPY (¥)
Revenue from Contract with Customer [Abstract]
Contract liabilities	$ 825,261	¥ 134,195,713	¥ 128,320,738